Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value [Text Block]
FAIR VALUE
Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. To measure fair value, we use a three-tier valuation hierarchy based upon observable and non-observable inputs:

•	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; or

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.
The factors or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Assets and Liabilities Measured and Reported at Fair Value on a Recurring Basis
The following table presents our financial assets and (liabilities) that are measured and reported at fair value in our Consolidated Balance Sheets on a recurring basis, by level within the fair value hierarchy (in thousands):

Fair Value at December 31, 2012	Level 1	Level 2	Level 3
Money market demand accounts and investment grade fixed income securities	$60,425	$—	$—
Fair Value at December 31, 2011	Level 1	Level 2	Level 3
Money market demand accounts and investment grade fixed income securities	$45,363	$—	$—

Money Market Demand Accounts and Investment Grade Fixed Income Securities
We determine fair value for our money market demand accounts and investment grade fixed income securities based on quoted market prices. The fair value of these assets is included in cash and cash equivalents on our Consolidated Balance Sheets.
There were no changes to our valuation techniques in 2012.
Assets and Liabilities Measured and Reported at Fair Value on a Nonrecurring Basis
We recognize or disclose the fair value of certain assets such as notes receivable and non-financial assets, primarily long-lived assets, goodwill, intangible assets and certain other assets in connection with impairment evaluations. All of our nonrecurring valuations use significant unobservable inputs and therefore fall under Level 3 of the fair value hierarchy.
Trademarks License
During the first quarter of 2012, Redbox granted the Joint Venture a limited, non-exclusive, non-transferable, royalty-free right and license to use certain Redbox trademarks. The preliminary estimated fair value of the trademarks was approximately $30.0 million as of the date of grant based on the relief-from-royalty method. We estimated the preliminary fair value using the information available on the grant date, which consisted of the expected future discounted and tax-effected cash flows attributable to the projected gross revenue stream of the Joint Venture, estimated market royalty rates of approximately 1.5%, as well as a discount rate of approximately 45.0%, which reflected our view of the risks and uncertainties associated with an early development stage entity. See Note 5: Equity Method Investments and Related Party Transactions.
Notes Receivable
During 2011, we financed a portion of the proceeds from the sale of our Money Transfer Business through a note receivable with Sigue (the “Sigue Note”). We estimated the fair value of the Sigue Note based on the future note payments discounted at a market rate for similar risk profile companies, approximately 18.0%, which reflected our best estimate of default risk, and was not an exit price based measure of fair value or the stated value on the face of the Sigue Note. We evaluate the Sigue Note for collectability on a quarterly basis. Based on our evaluation at December 31, 2012, an allowance for credit losses was not established. We recognized interest income on the Sigue Note on an accrual basis based on the imputed interest rate unless it is determined that collection of all principal and interest is unlikely. As of December 31, 2012, the carrying value of the Sigue Note approximated its estimated fair value and was reported in our Consolidated Balance Sheets. See Note 12: Discontinued Operations and Sale of a Business for additional information about the sale of our Money Transfer Business.
Long-Lived Assets, Goodwill and Other Intangible Assets
During the second quarter of 2011, we performed nonrecurring fair value measurements in connection with assigning goodwill to our segments. We used a relative fair value approach that is similar to the approach used when a portion of a segment is to be disposed. We used both the income and cost methods to estimate the fair value of our New Ventures segment and both the income and market methods to estimate the fair values of our Redbox and Coin segments.
Fair Value of Other Financial Instruments
The carrying value of our term loan approximates its fair value and falls under Level 2 of the fair value hierarchy.
We estimate the fair value of our convertible debt outstanding using a market rate of approximately 4.5% and 7.6%, for similar high-yield debt at December 31, 2012 and December 31, 2011, respectively. The estimated fair value of our convertible debt was approximately $183.7 million and $183.4 million at December 31, 2012 and December 31, 2011, respectively, and was determined based on its stated terms, maturing on September 1, 2014, and an annual interest rate of 4.0%. The fair value estimate of our convertible debt falls under Level 3 of the fair value hierarchy. We have reported the carrying value of our convertible debt, face value less the unamortized debt discount, in our Consolidated Balance Sheets.